Submission	Oct. 30, 2026
Submission [Line Items]
Central Index Key	0001178970
Registrant Name	PROVIDENT FINANCIAL SERVICES INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES